Shareholder Report	6 Months Ended
May 31, 2025 USD ($) holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	EA Series Trust
Entity Central Index Key	0001592900
Entity Investment Company Type	N-1A
Document Period End Date	May 31, 2025
C000255581 [Member]
Shareholder Report [Line Items]
Fund Name	Efficient Market Portfolio Plus ETF
Class Name	Efficient Market Portfolio Plus ETF
Trading Symbol	EMPB
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Efficient Market Portfolio Plus ETF (the “Fund”) for the period of December 11, 2024 to May 31, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://nextgenemp.com/. You can also request this information by contacting us at (215) 330-4476.
Additional Information Phone Number	(215) 330-4476
Additional Information Website	https://nextgenemp.com/
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE PERIOD? (based on a hypothetical $10,000 investment)
COST OF $10,000 INVESTMENT	COST PAID AS A PERCENTAGE OF $10,000 INVESTMENT
$102	2.10%

Expenses Paid, Amount	$ 102
Expense Ratio, Percent	2.10%
Net Assets	$ 13,303,916
Holdings Count | holding	17
Advisory Fees Paid, Amount	$ 36,878
Investment Company, Portfolio Turnover	136.00%
Holdings [Text Block]

INVESTMENT WEIGHTING - LONG (as a % of Net Assets)
U.S. Equity ETFs	80.6%
Global Equity ETFs	15.3%
U.S. Treasury ETFs	7.3%
Investments Purchased with Proceeds from Securities Lending	4.6%
Liabilities in Excess of Other Assets	(7.8)%

TOP 10 LONG HOLDINGS (as a % of Net Assets)
Global X Uranium ETF	15.3%
VanEck Semiconductor ETF	13.5%
SPDR S&P Retail ETF	13.2%
iShares U.S. Home Construction ETF	11.6%
ARK Innovation ETF	7.5%
Industrial Select Sector SPDR Fund	7.4%
ProShares UltraShort 20+ Year Treasury	7.3%
Utilities Select Sector SPDR Fund	7.1%
Materials Select Sector SPDR Fund	7.0%
Vanguard Consumer Staples ETF	6.9%